21 Inventories (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventories Abstract
Supplies and spare-parts	$ 1,839	$ 2,524
Advance to suppliers	34	99
Total inventories	$ 1,873	$ 2,623